Performance Management - Texas Capital Government Money Market Fund	Jun. 18, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) the performance of the Fund’s Institutional Class Shares over the past calendar year; and (b) the average annual returns of the Fund’s Institutional Class Shares for 1 year and since inception periods ended December 31, 2025. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund’s Lonestar Class Shares have not commenced operations as of the date of the Prospectus. You may obtain the Fund’s current 7-day yield by calling toll free 844.822.3837 (844.TCB.ETFS) or by visiting the Fund’s website at https://fundsmanagement.texascapital.com/funds/txgxx/. Updated performance information is also available on the Fund’s website at https://fundsmanagement.texascapital.com/funds/txgxx/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) the performance of the Fund’s Institutional Class Shares over the past calendar year; and (b) the average annual returns of the Fund’s Institutional Class Shares for 1 year and since inception periods ended December 31, 2025.
Bar Chart [Heading]	Annual Total Return for Year Ended December 31, 2025 (Institutional Class Shares)
Bar Chart [Table]

Bar Chart Closing [Text Block]
•	During the period shown in the bar chart, the highest return for a quarter was 1.04% during the quarter ended September 30, 2025.
•	During the period shown in the bar chart, the lowest return for a quarter was 0.95% during the quarter ended December 31, 2025.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	1.04%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	0.95%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance [Table]
	One Year	Since Inception (July 17, 2024)
Texas Capital Government Money Market Fund (Institutional Class Shares)	4.10%	4.34%

Performance Availability Website Address [Text]	https://fundsmanagement.texascapital.com/funds/txgxx/
Performance Availability Phone [Text]	844.822.3837